Taxation - Summary of Reconciliation Between the Computed Expected Tax Expense (Benefit) Rate and the Effective Income Tax Rate (Detail)		1 Months Ended	12 Months Ended
		Jul. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory tax rate			25.00%	25.00%	25.00%
Research and development tax credit			(2.00%)	(3.00%)	(3.00%)
Effect of tax holiday	[1]		(13.00%)	(10.00%)	(17.00%)
Change in valuation allowance			(1.00%)	1.00%	1.00%
Non-deductible expenses			1.00%	1.00%	1.00%
Withholding tax			4.00%	3.00%	2.00%
Effective income tax rate		15.00%	14.00%	17.00%	9.00%

[1]	As Hainan Shanghu obtained software enterprise status in the fourth quarter of 2021, the Group reversed a total of RMB220.2 million tax expenses in the fourth quarter of 2021 including RMB76.1 million related to 2020 and RMB144.1 million related to the first three quarters of 2021. As Hainan Shenxin obtained encouraged industrial enterprise status in 2023, the Group reversed a total of RMB14.7 million tax expenses in the fourth quarter of 2023 including RMB2.6 million related to 2021, RMB4.2 million related to 2022 and RMB7.9 million related to the first half of 2023.